Inventories	12 Months Ended
Mar. 30, 2019
Inventory Disclosure [Abstract]
Inventories
4.	Inventories:
Inventories, net of obsolescence reserve, are summarized as follows:

	As of
	March 30, 2019	March 30, 2018*
	(In thousands)
Raw materials and work in progress	$2,064	$3,843
Finished goods	89,477	80,984
	$91,541	$84,827
Continuity of the obsolescence reserve for inventory is as follows (in thousands):

Balance March 26, 2016*	2,217
Additional charges	397
Deductions	(833)
Balance March 25, 2017*	1,781
Additional charges	763
Deductions	(625)
Balance March 31, 2018*	1,919
Additional charges	647
Deductions	(671)
Balance March 30, 2019	1,895
(*) Recast (refer to note 1)